Income taxes - Reconciliation of Movements Between Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning of year	$ (53,181)	$ (46,439)
Deferred income tax (expense) recovery recognized in the statements of loss	(9,240)	4,292
Deferred income tax (expense) recovery recognized in other comprehensive loss	(2,850)	2,450
Balance at the end of the year	$ (41,091)	$ (53,181)